INCOME TAX AND SOCIAL CONTRIBUTION - Reconciliation of expense with income tax and social contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of expense with income tax and social contribution
Operating Profit Before Taxes	R$ 1,396,363	R$ 3,347,210	R$ 11,059,505
IRPJ and CSLL calculated at nominal rates	(474,763)	(1,138,051)	(3,760,232)
Effects of additions and exclusions:
Deferred taxes not recognized/written off	93,800	(2,885,746)	(9,336,783)
Exchange Rate Variation	48,822	40,131	(136,397)
Equity pickup method	515,523	805,724	722,018
Provisions	(710,044)	1,727,714	5,721,293
Financial revenue - Contract Asset	34,317	272,872	689,880
Revenue from Dividends/JCP		(314,694)	48,435
Constitution/Reversion of Tax Credits	2,343,448	(376,652)	(887,365)
Tax incentives	290,574	152,059	732,541
Donations	(3,046)	(20,617)	(17,830)
Renegotiation of hydrological risk	(36,735)	395,666	1,317,411
Other permanent additions and exclusions	896,602	645,981	(353,613)
Total income tax expense	R$ 2,998,498	(695,613)	R$ (5,260,642)
Tax incentive percentage	75.00%
Tax incentives - SUDENE and SUDAM	R$ 313,368	R$ 117,851